LEASES	9 Months Ended
Sep. 30, 2023
Notable Labs Inc [Member]
Restructuring Cost and Reserve [Line Items]
LEASES

NOTE 10 – LEASES

In February 2023, the Company entered into a finance lease for equipment with a value of $405,000 along with a service contract with a value of $181,000. The finance lease is being accounted in accordance with FASB ASC 842, Leases, and the service contract is expensed over the term of the lease.

In April 2023, the Company extended the lease for its facilities in Foster City, California. The term of the lease is extended beginning in June 2023 to May 2027. The Company has the right to terminate the lease effective as of March 2025 upon providing four months of notice and four months of base rent for the year of the notice as an early lease termination fee. The weighted average incremental borrowing rate is 6.0%. Total lease payments from June 2023 through May 2027 will be approximately $2.2 million.

The following table summarizes total lease expense during the three and nine months ended September 30, 2023 and 2022 (in thousands):

	For the Three Months Ended		For the Nine Months Ended
	September 30,		September 30,
	2023	2022	2023	2022
Amortization of Right of Use Assets - Finance Leases	$20	$-	$47	$-
Interest on Lease Liabilities - Finance Leases	3	-	7	-
Cash paid for operating lease liabilities	191	258	566	561
Operating lease expense	199	186	570	561
Variable lease expense	25	18	67	74
Short-term lease expense	-	-	1	167